Annual Fund Operating Expenses	Mar. 01, 2026
Dana Large Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Dana Large Cap Equity Fund | Dana Large Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.27%)
Net Expenses (as a percentage of Assets)	0.75%	[1]
Dana Epiphany Small Cap Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Dana Epiphany Small Cap Equity Fund | Dana Epiphany Small Cap Equity Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.74%
Expenses (as a percentage of Assets)	1.49%
Fee Waiver or Reimbursement	(0.54%)
Net Expenses (as a percentage of Assets)	0.95%	[2]
Dana Epiphany Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
Dana Epiphany Equity Fund | Dana Epiphany Equity Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.15%)
Net Expenses (as a percentage of Assets)	0.85%	[3]

[1]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflects that Dana Investment Advisors, Inc. (the “Adviser”) has entered into an operating expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund through February 28, 2027, so that Total Annual Fund Operating Expenses do not exceed 0.75% of the Fund’s average daily net assets. This operating expense limitation agreement does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This operating expense limitation agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[2]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflects that Dana Investment Advisors, Inc. (the “Adviser”) has entered into an operating expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund through February 28, 2027, so that Total Annual Fund Operating Expenses do not exceed 0.95% of the Fund’s average daily net assets. This operating expense limitation agreement does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This operating expense limitation agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.
[3]	Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement reflects that Dana Investment Advisors, Inc. (the “Adviser”) has entered into an operating expense limitation agreement where it has contractually agreed to waive or limit its fees and to assume other expenses of the Fund through February 28, 2027, so that Total Annual Fund Operating Expenses do not exceed 0.85% of the Fund’s average daily net assets. This operating expense limitation agreement does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Fund Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This operating expense limitation agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.